Victory Pioneer Global Value Fund
(Successor to Pioneer Global Sustainable Value Fund)
Schedule of Investments | June 30, 2025

Schedule of Investments  |  6/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 96.9%
	Common Stocks — 96.9% of Net Assets
	Automobile Components — 1.0%
900	Bridgestone Corp.	$ 36,752
	Total Automobile Components	$36,752

	Automobiles — 0.9%
1,800	Subaru Corp.	$ 31,274
	Total Automobiles	$31,274

	Banks — 26.7%
4,813	ABN AMRO Bank NV (C.V.A.) (144A)	$ 131,780
3,615	Bank of America Corp.	171,062
5,325	Bank of Ireland Group Plc	75,988
913	Citizens Financial Group, Inc.	40,857
1,396	Danske Bank A/S	56,916
1,285	Hana Financial Group, Inc.	81,992
1,330	KB Financial Group, Inc. (A.D.R.)	109,845
3,244	Standard Chartered Plc	53,761
2,500	Sumitomo Mitsui Financial Group, Inc.	62,675
1,774	US Bancorp	80,274
970	Wells Fargo & Co.	77,716
	Total Banks	$942,866

	Beverages — 2.4%
861	Anheuser-Busch InBev S.A. (A.D.R.)	$ 59,168
4,000	Tsingtao Brewery Co., Ltd., Class H	26,142
	Total Beverages	$85,310

	Biotechnology — 1.8%
334	AbbVie, Inc.	$ 61,997
	Total Biotechnology	$61,997

	Broadline Retail — 1.5%
1,300	Alibaba Group Holding, Ltd.	$ 18,449
475	eBay, Inc.	35,368
	Total Broadline Retail	$53,817

	Capital Markets — 4.1%
770	State Street Corp.	$ 81,882
1,861	UBS Group AG	63,233
	Total Capital Markets	$145,115

	Communications Equipment — 1.7%
872	Cisco Systems, Inc.	$ 60,499
	Total Communications Equipment	$60,499

1Victory Pioneer Global Value Fund | 6/30/25

Shares		Value
	Construction Materials — 4.1%
656	Buzzi S.p.A.	$ 36,382
747	CRH Plc	69,035
517	Holcim AG	38,536
	Total Construction Materials	$143,953

	Consumer Staples Distribution & Retail — 0.0%
268+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Electric Utilities — 7.9%
622	American Electric Power Co., Inc.	$ 64,539
1,345	Eversource Energy	85,569
1,541	Exelon Corp.	66,910
1,546	FirstEnergy Corp.	62,242
	Total Electric Utilities	$279,260

	Electrical Equipment — 2.8%
800	Fuji Electric Co., Ltd.	$ 36,730
2,900	Mitsubishi Electric Corp.	62,631
	Total Electrical Equipment	$99,361

	Financial Services — 3.3%
448	Edenred SE	$ 13,895
5,445	Nexi S.p.A. (144A)	32,558
957(a)	PayPal Holdings, Inc.	71,124
	Total Financial Services	$117,577

	Food Products — 1.1%
382	J M Smucker Co.	$ 37,512
	Total Food Products	$37,512

	Health Care Equipment & Supplies — 1.2%
467	Medtronic Plc	$ 40,708
	Total Health Care Equipment & Supplies	$40,708

	Health Care Providers & Services — 4.1%
659	Cardinal Health, Inc.	$ 110,712
89	Elevance Health, Inc.	34,617
	Total Health Care Providers & Services	$145,329

	Hotels, Restaurants & Leisure — 0.7%
12,400	Sands China, Ltd.	$ 25,875
	Total Hotels, Restaurants & Leisure	$25,875

Victory Pioneer Global Value Fund | 6/30/252

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Shares		Value
	Household Durables — 1.8%
3,632	Persimmon Plc	$ 64,677
	Total Household Durables	$64,677

	Insurance — 2.9%
259	Chubb, Ltd.	$ 75,038
4,500	Ping An Insurance Group Co. of China, Ltd., Class H	28,649
	Total Insurance	$103,687

	IT Services — 1.1%
128	International Business Machines Corp.	$ 37,732
	Total IT Services	$37,732

	Metals & Mining — 6.1%
2,530	Barrick Mining Corp.	$ 52,675
1,017	Newmont Corp.	59,251
595	Rio Tinto Plc	34,672
793	Teck Resources, Ltd., Class B	32,021
3,419	thyssenkrupp AG	36,715
	Total Metals & Mining	$215,334

	Oil, Gas & Consumable Fuels — 7.9%
607	Expand Energy Corp.	$ 70,983
628	Exxon Mobil Corp.	67,698
938	HF Sinclair Corp.	38,533
885	Ovintiv, Inc.	33,674
4,480+#	Rosneft Oil Co. PJSC	—
972	Shell Plc (A.D.R.)	68,439
	Total Oil, Gas & Consumable Fuels	$279,327

	Pharmaceuticals — 5.0%
2,401	GSK Plc	$ 45,770
260	Johnson & Johnson	39,715
2,007	Pfizer, Inc.	48,649
422	Sanofi S.A.	40,832
	Total Pharmaceuticals	$174,966

	Semiconductors & Semiconductor Equipment — 1.0%
227	QUALCOMM, Inc.	$ 36,152
	Total Semiconductors & Semiconductor Equipment	$36,152

	Technology Hardware, Storage & Peripherals — 2.7%
1,100	FUJIFILM Holdings Corp.	$ 23,903
1,638	Samsung Electronics Co., Ltd.	72,620
	Total Technology Hardware, Storage & Peripherals	$96,523

3Victory Pioneer Global Value Fund | 6/30/25

Shares		Value
	Trading Companies & Distributors — 3.1%
504	Brenntag SE	$ 33,380
1,800	Mitsui & Co., Ltd.	36,674
52(a)	United Rentals, Inc.	39,177
	Total Trading Companies & Distributors	$109,231

	Total Common Stocks (Cost $2,835,721)	$3,424,834

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.9% (Cost $2,835,721)	$3,424,834
	OTHER ASSETS AND LIABILITIES — 3.1%	$110,089
	net assets — 100.0%	$3,534,923

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $164,338, or 4.6% of net assets.
(a)	Non-income producing security.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	5/10/2021	$19,543	$—
Rosneft Oil Co. PJSC	6/23/2021	37,564	—
Total Restricted Securities			$—
% of Net assets			0.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Victory Pioneer Global Value Fund | 6/30/254

Schedule of Investments  |  6/30/25
(unaudited) (continued)
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobile Components	$—	$36,752	$—	$36,752
Automobiles	—	31,274	—	31,274
Banks	479,754	463,112	—	942,866
Beverages	59,168	26,142	—	85,310
Broadline Retail	35,368	18,449	—	53,817
Capital Markets	81,882	63,233	—	145,115
Construction Materials	—	143,953	—	143,953
Consumer Staples Distribution & Retail	—	—	—*	—
Electrical Equipment	—	99,361	—	99,361
Financial Services	71,124	46,453	—	117,577
Hotels, Restaurants & Leisure	—	25,875	—	25,875
Household Durables	—	64,677	—	64,677
Insurance	75,038	28,649	—	103,687
Metals & Mining	143,947	71,387	—	215,334
Oil, Gas & Consumable Fuels	279,327	—	—*	279,327
Pharmaceuticals	88,364	86,602	—	174,966
Technology Hardware, Storage & Peripherals	—	96,523	—	96,523
Trading Companies & Distributors	39,177	70,054	—	109,231
All Other Common Stocks	699,189	—	—	699,189
Total Investments in Securities	$2,052,338	$1,372,496	$—	$3,424,834
* Securities valued at $0.
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
5Victory Pioneer Global Value Fund | 6/30/25